Finance Income - Summary of Finance Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income	¥ 96	¥ 110	¥ 111
Foreign exchange gains, net (note 13(b))			2,001
Interest income	¥ 96	¥ 110	¥ 2,112